LEASES (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of lease cost

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$251	$83	$535	$398
Interest on Lease Liabilities	1,726	460	3,510	1,984
Operating Lease Cost	6,456	6,310	13,051	13,051
Sublease Income	(1,444)	-	(1,444)	-
Total Lease Expenses	$6,989	$6,853	$15,652	$15,433

Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$-	$-	$-	$40
Operating Cash Flows from Operating Leases	$4,045	$6,222	$9,788	$14,633

The weighted-average remaining lease term and discount rate related to the Company’s finance and operating lease liabilities as of December 25, 2021 and December 26, 2020 is as follows:

	December 25,	December 26,
	2021	2020
Weighted-Average Remaining Lease Term (Years) - Finance Leases	47	42
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7	8
Weighted-Average Discount Rate - Finance Leases	17.81%	15.93%
Weighted-Average Discount Rate - Operating Leases	13.60%	13.38%

Schedule of future leases payments

Fiscal Year Ending	Operating Leases	Finance Leases
June 25, 2022 (remaining)	$10,735	$2,676
June 24, 2023	21,753	5,484
June 29, 2024	28,122	9,860
June 28, 2025	21,988	6,517
June 27, 2026	22,407	6,713
Thereafter	97,303	1,070,693

Total Lease Payments	202,308	1,101,943
Less Interest	$(98,163)	$(1,071,913)

Lease Liability Recognized	$104,145	$30,030

The Company entered into a management agreement (the “Management Agreement”) with a third party to operate its cultivation facilities in California and Nevada (the “Cultivation Facilities”). On September 30, 2021, the landlord approved the third party to operate the leased facilities which effectuated the Management Agreement. The Management Agreement provides the third party an option to acquire all the assets used in the Cultivation Facilities, including the cannabis licenses and equipment, for $1 (the “Purchase Option”). The fee for the services under the Management Agreement is 100% and 30% of the California and Nevada Cultivation Facilities net revenue, respectively. The term of the Management Agreement remains in effect until the earlier of (a) the closing of any sale pursuant to the Purchase Option and (b) the expiration of the term, as applicable, of the master lease, at which time this Management Agreement shall automatically terminate without any further action of the Parties. As of December 25, 2021, the Management Agreement remains in effect as neither termination condition has occurred.

Medmen Enterprises Inc. [Member]
Schedule of lease cost

	2021	2020

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$1,105,689	$2,752,022
Interest on Lease Liabilities	6,068,291	6,262,019
Operating Lease Cost	27,700,475	26,150,479

Total Lease Expenses	$34,874,455	$35,164,520

	2021	2020

Gain on Sale and Leaseback Transactions, Net	$-	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$1,201,609	$1,785,282
Operating Cash Flows from Operating Leases	$21,318,700	$24,003,931
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$-	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$-	$152,141,639

	2021	2020

Weighted-Average Remaining Lease Term (Years) - Finance Leases	46	48
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7	9
Weighted-Average Discount Rate - Finance Leases	17.88%	10.68%
Weighted-Average Discount Rate - Operating Leases	12.93%	12.15%

Schedule of future leases payments

Fiscal Year Ending	Operating Leases	Finance Leases

June 25, 2022	$23,810,699	$5,666,285
June 24, 2023	24,079,306	5,836,273
June 29, 2024	28,079,476	10,961,495
June 28, 2025	21,942,722	7,087,735
June 27, 2026	22,359,868	7,300,367
Thereafter	80,064,391	1,068,802,749

Total Lease Payments	200,336,462	1,105,654,904
Less Interest	(91,124,898)	(1,076,402,210)

Present Value of Lease Liability	$109,211,564	$29,252,694

Schedule of deferred gain

	2021	2020

Balance at Beginning of Year	$4,731,340	$5,297,965

Amortization	(566,629)	(566,625)

Balance at End of Year	4,164,711	4,731,340

Less Current Portion of Deferred Gain	(566,627)	(566,627)

Deferred Gain on Sale of Assets, Net of Current Portion	$3,598,084	$4,164,713